ISSUANCE OF NEGOTIABLE OBLIGATIONS - Banco Supervielle S.A. (Details)	Mar. 06, 2018 USD ($)	Mar. 22, 2017 ARS ($)	Sep. 22, 2016 USD ($)	Apr. 18, 2016 ARS ($)	Apr. 25, 2013 ARS ($)
Banco Supervielle S.A. | Global Program for Issuance of Negotiable Obligations
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Maximum amount can be issued	$ 2,300,000,000	$ 2,500,000,000	$ 800,000,000	$ 1,000,000,000	$ 500,000,000